SHARE CAPITAL (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE CAPITAL
Number of common shares issued	102,040	94,540	93,540
Number of common shares, value	$ 173,883	$ 173,876	$ 173,816